                       The Eaton Vance Mutual Funds Trust
                      For the Tax-Managed Growth Portfolio

                         Semi-Annual Shareholder Report
                                 April 30, 1997

Investment Adviser of Tax-Managed Growth Portfolio
Boston Management and Research
24 Federal Street
Boston, MA 02110

Fund Administrator
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA 02205-1537

Transfer Agent
First Data Investor Services Group, Inc.
Attn: Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123

                          TAX-MANAGED GROWTH PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                 APRIL 30, 1997
                                  (UNAUDITED)

-------------------------------------------------------------------------------
                            COMMON STOCKS - 94.7%
-------------------------------------------------------------------------------
NAME OF COMPANY                                      SHARES         VALUE
-------------------------------------------------------------------------------
ADVERTISING 1.3%
Interpublic Group Companies., Inc.                   131,000   $      7,417,875
Omnicom Group, Inc.                                  170,000          9,010,000
                                                               ----------------
                                                               $     16,427,875
                                                               ----------------
AEROSPACE AND DEFENSE - 2.0%
Boeing Company (The)                                 155,370   $     15,323,366
Raytheon Co.                                         226,544          9,882,982
                                                               ----------------
                                                               $     25,206,348
                                                               ----------------
BANKS - REGIONAL - 1.2%
BankAmerica Corporation                               20,812   $      2,432,403
First Chicago NBD Corporation                         43,007          2,419,139
Norwest Corporation                                  210,000         10,473,750
                                                               ----------------
                                                               $     15,325,292
                                                               ----------------
BANKS AND MONEY SERVICES - 1.1%
Citicorp                                             115,000   $     12,951,875
Wells Fargo & Co.                                      4,265          1,137,689
                                                               ----------------
                                                               $     14,089,564
                                                               ----------------
BEVERAGES - 5.4%
Anheuser-Busch Cos., Inc.                            210,260   $      9,014,898
Coca-Cola Co.                                        430,883         27,414,930
PepsiCo, Inc.                                        896,292         31,258,183
                                                               ----------------
                                                               $     67,688,011
                                                               ----------------
BROADCASTING AND CABLE - 0.2%
Cox Communications Inc., Class A*                     93,319   $      1,819,721
                                                               ----------------

BUILDING MATERIALS - 0.3%
Masco Corporation                                     55,540   $      2,096,635
Stanley Works (The)                                   40,490          1,574,049
                                                               ----------------
                                                               $      3,670,684
                                                               ----------------

BUSINESS SERVICES - MISCELLANEOUS - 0.8%
ACNielson Corp.                                       45,669   $        685,030
Cognizant Corp.                                      137,006          4,469,821
Manpower, Inc.                                       110,000          4,413,750
                                                               ----------------
                                                               $      9,568,601
                                                               ----------------
CHEMICALS - 2.5%
Bayer AG Sponsored American
  Depositary Receipt ADR                              40,000   $      1,591,528
Dow Chemical Co. (The)                                25,248          2,142,924
E.I. Du Pont de Nemours & Co., Inc.                   44,800          4,754,400
Illinois Tool Works, Inc.                             10,000            913,750
Monsanto Co.                                         506,680         21,660,569
                                                               ----------------
                                                               $     31,063,171
                                                               ----------------
COMMUNICATIONS EQUIPMENT - 2.0%
L.M. Ericsson Telephone Co. ADR                       66,000   $      2,219,250
Nokia Corp. ADR Class A                              280,000         18,094,999
Northern Telecom Ltd.                                 55,870          4,057,559
                                                               ----------------
                                                               $     24,371,808
                                                               ----------------
COMPUTER SOFTWARE - 2.1%
Computer Associates International, Inc.              195,000   $     10,140,000
Digital Equipment Corp.*                              37,680          1,125,690
Microsoft Corp.*                                      40,000          4,860,000
Oracle Corp.*                                        250,000          9,937,500
                                                               ----------------
                                                               $     26,063,190
                                                               ----------------
COMPUTERS AND BUSINESS EQUIPMENT - 3.5%
Hewlett-Packard Co.                                  479,528   $     25,175,219
Imation Corporation*                                   2,628             62,087
International Business Machines Corp.                 53,051          8,527,948
Xerox Corp.                                          160,000          9,840,000
                                                               ----------------
                                                               $     43,605,254
                                                               ----------------
CONTAINERS AND PACKAGING - 0.9%
Crown Cork & Seal Co., Inc.                          215,000   $     11,771,250
                                                               ----------------

DISTRIBUTION - 0.9%
Supervalu, Inc.                                       51,506   $      1,577,371
Sysco Corp.                                          277,760          9,860,480
                                                               ----------------
                                                               $     11,437,851
                                                               ----------------

DRUGS - 10.4%
Allegiance Corporation*                               22,661   $        501,375
Amgen, Inc.                                           80,000          4,710,000
Astra AB Class A                                     420,000         17,184,384
Astra AB Class B                                      60,000          2,382,252
Bristol-Myers Squibb Co.                             113,720          7,448,660
Elan Corp., PLC ADR*                                 330,000         11,220,000
Genentech, Inc.*                                      80,000          4,690,000
Genzyme Corp.                                        380,000          8,787,500
Merck & Co., Inc.                                    239,075         21,636,287
Pfizer, Inc.                                         290,752         27,912,191
Schering-Plough Corp.                                138,120         11,049,600
Smithkline Beecham PLC ADR                            37,520          3,025,050
Warner-Lambert Co.                                    94,644          9,275,112
                                                               ----------------
                                                               $    129,822,411
                                                               ----------------
ELECTRIC UTILITIES - 0.1%
Citizens Utilities Corp., Class A*                    57,198   $        664,931
                                                               ----------------

ELECTRICAL EQUIPMENT - 1.4%
Emerson Electric Co.                                 150,948   $      7,660,611
General Electric Co.                                  74,114          8,217,390
Lincoln Electric Co.                                  19,700            758,450
Lincoln Electric Co. Class A                          19,700            630,400
                                                               ----------------
                                                               $     17,266,851
                                                               ----------------
ELECTRONICS - INSTRUMENTS - 1 0%
AMP Inc.                                             112,340   $      4,030,198
Thermo Electron Corp.                                250,000          8,625,000
                                                               ----------------
                                                               $     12,655,198
                                                               ----------------
ELECTRONICS - SEMICONDUCTORS - 4.8%
Intel Corp.                                          343,948   $     52,667,037
Texas Instruments, Inc.                               84,390          7,531,808
                                                               ----------------
                                                               $     60,198,845
                                                               ----------------
ENTERTAINMENT - 0.2%
Walt Disney Company (The)                             26,600   $      2,181,200
                                                               ----------------

ENVIRONMENTAL SERVICES - 0.3%
Gilbert Associates, Inc. Class A                      78,125   $      1,035,156
WMX Technologies, Inc.                                77,930          2,289,194
                                                               ----------------
                                                               $      3,324,350
                                                               ----------------

FINANCIAL - MISCELLANEOUS - 2 5%
American Express Co.                                  76,798   $      5,059,068
Federal National Mortgage Association                428,820         17,635,223
MGIC Investment Corp.                                105,000          8,531,250
                                                               ----------------
                                                               $     31,225,541
                                                               ----------------
FOODS - 1.5%
Earthgrains Company (The)                              4,204   $        240,679
McCormick & Co., Inc., Non-voting                    229,298          5,417,165
Pioneer Hi-Bred International, Inc.                  107,000          7,556,875
Unilever ADR                                          25,000          4,906,250
                                                               ----------------
                                                               $     18,120,969
                                                               ----------------
HEALTH SERVICES - 0.1%
Covance, Inc.                                         31,250   $        460,938
Medpartners, Inc.*                                    17,696            322,952
Quest Diagnostics, Inc.                               15,625            275,391
                                                               ----------------
                                                               $      1,059,281
                                                               ----------------
HOUSEHOLD PRODUCTS - 1.4%
Colgate-Palmolive Co.                                 21,826   $      2,422,686
Gillette Company                                      90,400          7,684,000
Kimberley-Clark Corp.                                114,620          5,874,275
Rubbermaid, Inc.                                      78,920          1,894,080
                                                               ----------------
                                                               $     17,875,041
                                                               ----------------
INDUSTRIAL EQUIPMENT - 2.2%
Dover Corp.                                          164,580   $      8,722,740
General Signal Corp.                                  68,600          2,692,550
Goulds Pumps, Inc.                                   110,539          4,034,674
Parker-Hannifin Corp.                                 76,099          3,785,925
Tecumseh Products Co. Class A                        135,290          7,305,660
Tecumseh Products Co. Class B                          5,000            260,000
                                                               ----------------
                                                               $     26,801,549
                                                               ----------------
INFORMATION SERVICES - 3.6%
Automatic Data Processing, Inc.                      326,040   $     14,753,310
Dun & Bradstreet Corp. (The)                         132,196          3,255,327
Electronic Data Systems Corp.                        180,000          6,007,500
Reuters Holdings PLC, ADR                            355,090         21,882,420
                                                               ----------------
                                                               $     45,898,557
                                                               ----------------

INSURANCE - 8.7%
American International Group, Inc.                   226,633   $     29,122,340
Berkshire Hathaway Inc. Class A                           50          1,900,000
Berkshire Hathaway Inc. Class B                           21             26,691
Chubb Corporation                                    101,050          5,835,638
General RE Corp.                                     112,446         18,806,593
Highlands Insurance Group, Inc.*                       5,070             89,359
Kansas City Life Insurance Co.                        35,400          2,389,500
Marsh & McLennan Cos., Inc.                          137,172         16,529,226
Mutual Risk Management Ltd.                          165,000          6,063,750
Progressive Corp.                                    170,000         12,941,250
Provident Companies, Inc.                              9,599            536,344
Providian Corp.                                       46,794          2,702,354
Seafield Capital Corp.                                35,960          1,141,730
St. Paul Companies, Inc. (The)                       130,280          8,728,760
Torchmark Corp.                                       31,425          1,952,278
                                                               ----------------
                                                               $    108,765,813
                                                               ----------------
MEDICAL PRODUCTS - 6.3%
Abbott Laboratories                                   80,000   $      4,880,000
Bausch & Lomb Inc.                                   145,574          5,877,550
Baxter International, Inc.                           265,828         12,726,516
Boston Scientific Corporation*                       255,000         12,303,750
Johnson & Johnson                                    449,040         27,503,699
Medtronic, Inc.                                      122,000          8,448,500
Sofamor Danek Group, Inc.*                           173,000          6,747,000
                                                               ----------------
                                                               $     78,487,015
                                                               ----------------
METALS - INDUSTRIAL - 0.5%
Inco Ltd                                             124,000   $      3,968,000
Nucor Corp.                                           40,000          1,990,000
                                                               ----------------
                                                               $      5,958,000
                                                               ----------------
METALS AND MINERALS - 0.7%
Potash Corp. of Saskatchewan                         120,000   $      9,225,000
                                                               ----------------

OIL AND GAS - EQUIPMENT AND SERVICES - 2.4%
Baker Hughes, Inc.                                    39,234   $      1,353,573
Chevron Corporation                                   55,600          3,808,600
Dresser Industries, Inc.                              79,800          2,384,025
Halliburton Company                                   50,700          3,580,688
Schlumberger Ltd.                                    168,203         18,628,481
                                                               ----------------
                                                               $     29,755,367
                                                               ----------------

OIL AND GAS - EXPLORATION AND PRODUCTION - 2.3%
Anadarko Petroleum Corp.                             211,000   $     11,578,625
Apache Corporation                                   156,440          5,318,965
Louisiana Land & Exploration Corp.                    25,000          1,250,000
Triton Energy Ltd.*                                  230,000          8,452,500
Union Pacific Resources Co.                           79,795          2,164,439
                                                               ----------------
                                                               $     28,764,529
                                                               ----------------
OIL AND GAS - INTEGRATED - 2.5%
Amoco Corporation                                     47,928   $      4,007,979
Atlantic Richfield Company                            20,883          2,842,698
Enron Oil & Gas                                      100,000          1,862,500
Exxon Corp.                                          164,318          9,304,507
Mobil Corp.                                           74,333          9,663,290
Murphy Oil Corporation                                29,700          1,291,950
Sonat Inc.                                            27,200          1,553,800
                                                               ----------------
                                                               $     30,526,724
                                                               ----------------
PAPER AND FOREST PRODUCTS - 0 9%
Champion International Corp.                          41,484   $      1,929,006
Deltic Timber Corp.                                    8,486            215,325
Minnesota Mining & Manufacturing Co.                  26,288          2,287,056
Union Camp Corp.                                      80,309          3,905,025
Weyerhauser Co.                                       61,630          2,819,573
                                                               ----------------
                                                               $     11,155,985
                                                               ----------------
PHOTOGRAPHY - 1.0%
Eastman Kodak Co.                                    152,181   $     12,707,114
                                                               ----------------

PRINTING AND BUSINESS PRODUCTS - 0.8%
American Business Products, Inc.                     146,497   $      3,515,928
Bowne & Company                                       91,770          2,431,905
Deluxe Corporation                                    51,750          1,584,844
Donnelley & Sons                                      47,896          1,640,438
John H. Harland  Co.                                  51,540          1,063,013
                                                               ----------------
                                                               $     10,236,128
                                                               ----------------
PUBLISHING - 3.0%
Dow Jones & Co.                                      180,000   $      7,290,000
Gannett Co., Inc.                                    130,450         11,381,763
Harcourt General Inc.                                 90,000          4,162,500
Houghton Mifflin Co.                                  63,700          3,575,163
McGraw-Hill Companies, Inc. (The)                     60,608          3,083,432
Times Mirror Co. Class A                             151,670          8,379,768
                                                               ----------------
                                                               $     37,872,626
                                                               ----------------

REAL ESTATE INVESTMENT TRUST - 0.0%
SLH Corp.                                              8,990   $        395,560
                                                               ----------------

RESTAURANTS - 0.7%
McDonald's Corp.                                     168,100   $      9,014,363
                                                               ----------------

RETAIL - FOOD AND DRUG - 0.9%
Albertson's, Inc.                                    341,048   $     11,254,584
                                                               ----------------

RETAIL - GENERAL - 2.3%
Procter & Gamble Co.                                 166,600   $     20,949,949
Wal-Mart Stores, Inc.                                294,390          8,316,518
                                                               ----------------
                                                               $     29,266,467
                                                               ----------------
RETAIL - SPECIALTY AND APPAREL - 2.2%
Home Depot, Inc. (The)                               370,000   $     21,459,999
Toys "R" Us, Inc.*                                   201,605          5,745,743
                                                               ----------------
                                                               $     27,205,742
                                                               ----------------
SPECIALTY CHEMICALS AND MATERIALS - 5.3%
Corning, Inc.                                        125,000   $      6,031,250
Dexter Corp.                                          47,829          1,428,891
Dionex Corp.*                                        181,070          8,849,796
Ecolab Inc.                                          132,620          5,404,265
Great Lakes Chemical Corp.                            62,780          2,660,303
International Flavors & Fragrances, Inc.             148,101          6,238,755
International Specialty Products Inc.*                59,000            767,000
Memtec Ltd. ADR                                       77,500          1,792,188
Millipore Corporation                                256,440          9,680,610
Nalco Chemical Co.                                   196,020          7,056,720
Sealed Air Corp.*                                    325,000         15,031,250
                                                               ----------------
                                                               $     64,941,028
                                                               ----------------
TOBACCO - 0.0%
Schweitzer-Mauduit International, Inc.                 5,731   $        186,974
                                                               ----------------
TRANSPORTATION - 0.5%
CSX Corp.                                             15,270   $        711,964
Union Pacific Corp.                                   94,210          6,005,888
                                                               ----------------
                                                               $      6,717,852
                                                               ----------------

    TOTAL COMMON STOCKS
      (IDENTIFIED COST, $423,651,466)                          $  1,181,640,215
                                                               ----------------

--------------------------------------------------------------------------------
                        SHORT-TERM INVESTMENTS - 5.1%
--------------------------------------------------------------------------------
                                                  FACE AMOUNT
NAME OF COMPANY                                   (000 OMITTED)       VALUE
-------------------------------------------------------------------------------
American General Finance Commercial
  Paper, 5.65%, $                                     20,000   $     20,000,000
Cit Group Holdings Commercial Paper,
  5.62%, 5/1/97                                       11,369         11,369,000
Ford Motor Credit Company Commercial
  Paper, 5.50%, 5/7/97                                13,000         12,988,083
Prudential Funding Commercial Paper,
  5.50%, 5/7/97                                       20,000         19,981,667
                                                               ----------------

TOTAL SHORT-TERM INVESTMENTS
  (IDENTIFIED COST  $64,338,750)                               $     64,338,750
                                                               ----------------

TOTAL INVESTMENTS - 99.8%
  (identified cost $487,990,216)                                 $1,245,978,965
                                                               ----------------

-------------------------------------------------------------------------------
                      LESS SECURITIES SOLD SHORT - 1.6%
--------------------------------------------------------------------------------
NAME OF COMPANY                                       SHARES          VALUE
-------------------------------------------------------------------------------
Intel Corp.                                          100,000   $    (15,312,500)
Hewlett-Packard Co.                                  100,000         (5,250,000)
                                                               ----------------

    TOTAL SECURITIES RECEIVED SOLD SHORT
      (proceeds $20,873,654)                                   $    (20,562,500)
                                                               ----------------

    OTHER ASSETS, LESS LIABILITIES
      EXCLUDING SECURITIES SOLD SHORT - 1.8%                   $     22,661,229
                                                               ----------------

    NET ASSETS - 100%                                          $  1,248,077,694
                                                               ================

*Non-income producing security.

                      See notes to financial statements

                              FINANCIAL STATEMENTS

                     Statement of Assets and Liabilities
-------------------------------------------------------------------------------
                          April 30, 1997 (Unaudited)
-------------------------------------------------------------------------------
ASSETS:

  Investments, at value (Note 1A) (identified cost,
    $487,990,216)                                             $1,245,978,965
  Cash                                                                40,630
  Deposits with brokers for securities sold
    short (Note 1E)                                               20,873,654
  Receivable for investments sold                                     13,500
  Dividends and interest receivable                                1,713,885
  Tax reclaim receivable                                              68,444
  Deferred organization expenses (Note 1C)                             7,800
                                                              --------------
      Total assets                                            $1,268,696,878
LIABILITIES:
  Payable to affiliate --
    Trustees' fees                               $     1,912
  Securities sold short, at value (proceeds
    received of $20,873,654) (Note 1E)            20,562,500
  Accrued expenses                                    54,772
                                                 -----------
      Total liabilities                                           20,619,184
                                                              --------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO     $1,248,077,694
                                                              ==============
SOURCES OF NET ASSETS:
  Net proceeds from capital contributions and
   withdrawals                                                $  489,773,690
  Unrealized appreciation of investments
    (computed on the basis of identified cost)                   758,304,004
                                                              --------------
      Total                                                   $1,248,077,694
                                                              ==============

                       See notes to financial statements

                           STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
             For the Six Months Ended April 30, 1997 (Unaudited)
-------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 1B):

  Income --
    Dividends (net of foreign taxes withheld of,
      $73,293)                                                   $  7,748,085
    Interest                                                        1,233,595
                                                                 ------------
        Total income                                             $  8,981,680
  Expenses --
    Investment adviser fee (Note 2)                $ 3,154,717
    Compensation of Trustees not members of the
    Investment Adviser's organization (Note 2)          12,632
    Custodian fee                                      150,883
    Legal and accounting services                       41,163
    Dividends on securities sold short                  17,000
    Amortization of organization expenses (Note 1C)      1,079
    Miscellaneous                                        7,692
                                                   -----------
        Total expenses                                              3,385,166
                                                                 ------------
          Net investment income                                  $  5,596,514
                                                                 ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investment transactions
  (identified cost basis)                                        $ 41,834,150
Increase in unrealized appreciation --
  Investments (identified cost basis)              $78,269,110
  Securities sold short                                311,154
                                                   -----------
      Net change in unrealized appreciation                        78,580,264
                                                                 ------------
          Net realized and unrealized gain                       $120,414,414
                                                                 ------------
            Net increase in net assets from
              operations                                         $126,010,928
                                                                 ============

                       See notes to financial statements

                              STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------
                                                             SIX MONTHS
                                                                ENDED
                                                           APRIL 30, 1997          YEAR ENDED
                                                             (UNAUDITED)        OCTOBER 31, 1996*
                                                         -------------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
    Net investment income                                    $    5,596,514       $  3,104,708
    Net realized gain                                            41,834,150          9,582,500
    Increase in unrealized appreciation                          78,580,264         70,637,961
                                                             --------------       ------------
      Net increase in net assets from operations             $  126,010,928       $ 83,325,169
                                                             --------------       ------------
  Capital transactions --
    Contributions                                            $  244,553,683       $871,076,582
    Withdrawals                                                 (59,286,487)       (17,702,191)
                                                             --------------       ------------
      Net increase in net assets from capital
        transactions                                         $  185,267,196       $853,374,391
                                                             --------------       ------------
        Total increase in net assets                         $  311,278,124       $936,699,560
NET ASSETS:
  At beginning of period                                        936,799,570            100,010
                                                             --------------       ------------
  At end of period                                           $1,248,077,694       $936,799,570
                                                             ==============       ============

* For the period from the start of business, December 1, 1995, to October 31, 1996.

-------------------------------------------------------------------------------
                              SUPPLEMENTARY DATA
-------------------------------------------------------------------------------

                                                 SIX MONTHS
                                                    ENDED          YEAR ENDED
                                               APRIL 30, 1997      OCTOBER 31,
                                                 (UNAUDITED)          1996*
                                               --------------      -----------
RATIOS (AS A PERCENTAGE OF NET ASSETS):
    Expenses                                       0.62%+            0.66%+
    Net investment income gain                     1.03%+            0.91%+
PORTFOLIO TURNOVER                                    3%                6%
AVERAGE COMMISSION RATE (PER SHARE)(1)           $0.0589           $0.0585

  * For the period from the start of business, December 1, 1995, to October 31, 1996.
  + Annualized.
(1) Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged.

                      See notes to financial statements

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

-------------------------------------------------------------------------------
(1) SIGNIFICANT ACCOUNTING POLICIES
Tax-Managed Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 1, 1995, seeks to provide long-term after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The polices are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B. INCOME TAXES -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

C. DEFERRED ORGANIZATION EXPENSES -- Costs incurred by the Portfolio in connection with its organization, are being amortized on the straight-line basis over five years.

D. FUTURES CONTRACTS -- Upon the entering of a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount ("initial margin") equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

E. SECURITIES SOLD SHORT -- The Portfolio may sell securities short where it owns an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short (a short sale against-the-box). The Portfolio may do this in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The security sold short is segregated as collateral for the short position. The liability is marked to market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is realized when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

F. OTHER -- Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

G. USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

H. EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of expenses on the Statement of Operations.

I. INTERIM FINANCIAL INFORMATION -- The interim financial statements relating to April 30, 1997 and for the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

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(2) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee of 5/96 of 1% (0.625% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed the level. For the six months ended April 30, 1997 the adviser fee was 0.58% of the Portfolio's average net assets (annualized). Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 1997, no significant amounts have been deferred. Certain of the officers and Trustees of the Portfolio are officers or directors/trustees of the above organizations.

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(3) INVESTMENT TRANSACTIONS
Purchases and sales of investments, other than short-term obligations, aggregated $225,853,920 and $36,084,420, respectively.

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(4) FEDERAL INCOME TAX BASIS OF INVESTMENT
The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 1997, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                  $487,990,216
                                                                ============
Gross unrealized appreciation                                   $762,365,329
Gross unrealized depreciation                                     (4,376,580)
                                                                ------------
  Net unrealized appreciation                                   $757,988,749
                                                                ============

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(5) FINANCIAL INSTRUMENTS
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

  The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

  The Portfolio had no obligations under these financial instruments at April 30, 1997.

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(6) LINE OF CREDIT
The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $120 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at the bank's base rate or an amount above either the bank's adjusted certificate of deposit rate, a Eurodollar rate, or federal funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 1997.

                              ------------------------------
             INVESTMENT MANAGEMENT FOR TAX-MANAGED GROWTH PORTFOLIO


OFFICERS                 INDEPENDENT TRUSTEES

LANDON T. CLAY           DONALD R. DWIGHT
President, Trustee       President, Dwight Partners, Inc.
                         Chairman, Newspapers of New England, Inc.
JAMES B. HAWKES
Vice President           SAMUEL L. HAYES, III
                         Jacob H. Schiff Professor of
DUNCAN W. RICHARDSON     Investment Banking, Harvard University
Vice President and       Graduate School of Business Administration
Portfolio Manager
                         NORTON H. REAMER
JAMES L. O'CONNOR        President and Director, United Asset
Treasurer                Management Corporation

THOMAS OTIS              JOHN L. THORNDIKE
Secretary                Formerly Director, Fiduciary Company Incorporated

                         JACK L. TREYNOR
                         Investment Adviser and Consultant